Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2025
Institutional Class
Account Value [Line Items]
Accumulated Value	$ 17,550	$ 17,681	$ 16,405	$ 16,754	$ 12,858	$ 13,514	$ 12,050	$ 11,309	$ 10,271	$ 10,000	$ 17,420
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class (with sales charge)
Accumulated Value	16,275	16,422	15,280	15,648	12,040	12,676	11,342	10,673	9,729	9,497	$ 16,095
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	28,507	23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121	10,000	$ 31,955
Russell 3000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Value Total Return
Accumulated Value	20,374	17,958	17,839	17,699	11,977	13,593	12,519	11,654	9,932	10,000	$ 22,026
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	28,507	23,240	22,637	22,589	15,474	15,341	13,517	11,934	10,121	10,000	$ 31,955
Russell 3000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Value Total Return
Accumulated Value	$ 20,374	$ 17,958	$ 17,839	$ 17,699	$ 11,977	$ 13,593	$ 12,519	$ 11,654	$ 9,932	$ 10,000	$ 22,026